Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended			12 Months Ended			9 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Loan	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012	Sep. 30, 2014 Maximum	Sep. 30, 2014 San Francisco	Sep. 30, 2014 Westborough [Member]	Sep. 30, 2014 New York	Oct. 17, 2014 Subsequent Event	Nov. 05, 2014 Subsequent Event Further Amendment	Nov. 05, 2014 Subsequent Event Further Amendment Stock Options
Commitments and Contingencies [Line Items]
Lease agreement expiration date								Jun. 30, 2022	Jan. 31, 2020	Jan. 31, 2014
Lease agreement renewal term								5 years	5 years	1 year	5 years
Rental expense		$ 2,500,000	$ 1,300,000	$ 600,000	$ 1,900,000	$ 500,000
Sublease rental expense			400,000	500,000	600,000	400,000
Minimum rental expense		2,200,000	1,100,000	100,000	1,300,000	100,000					1,200,000
Security deposit made under lease agreement, cash	200,000	200,000			200,000
Security deposit made under lease agreement	200,000	200,000			200,000
Unfunded loan balance	9,000,000	9,000,000
Number of unfunded loans		722
Date of fully funded loans		Oct. 08, 2014
Contingent Loan Purchase Commitment limit							5,000,000
Remaining limit of Contingent Loan Purchase Commitment	2,200,000	2,200,000
Maximum cash pledged	5,000,000	5,000,000
Pledged and restricted to support contingent obligation	3,400,000	3,400,000		2,300,000	3,400,000
Litigation settlement, amount offered, shares of common stock	120,000											80,000	40,000
Litigation settlement, amount offered, cash consideration	215,000											215,000
Amount reserved for estimated tax and settlement liabilities	200,000	200,000
Estimates range of possible losses in excess of amount accrued	$ 1,900,000	$ 1,900,000